PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Summary of subsidiaries
The following table lists the subsidiaries of the company which, in the opinion of management, significantly affect its financial position and results of operations as at December 31, 2020:

	Jurisdiction of Incorporation or Organization	Percentage of voting securities owned or controlled (%)
BP Brazil US Subco LLC	Delaware	100
Brookfield Power US Holding America Co.	Delaware	100
Isagen S.A. E.S.P.(1)	Colombia	99.67
TerraForm Power NY Holdings, Inc.	New York	100
(1)Voting control held through voting agreements with Brookfield